CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 105,664	$ 34,189	$ (65,468)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,982	20,950	23,060
Stock-based compensation	36,902	26,399	13,779
Provision (reversal) for allowance for doubtful accounts	7,787	(368)	2,138
Deferred income tax expense (benefits)	(4,630)	(977)	866
Loss from equity method investments	130	6	5
Gain on sale of investments	(328)	(608)	(481)
Investment related impairment	40,161	8,005	2,521
Change in fair value of investor option liability			46,972
Loss on disposal of property and equipment	191	184
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from third parties	(33,109)	4,988	(14,938)
Prepaid expenses and other current assets	(19,527)	470	(12,283)
Other assets	1,134	713	(23)
Accounts payable	8,915	16,099	12,809
Accrued and other liabilities	68,102	46,271	22,356
Deferred revenues	9,492	17,753	5,799
Net cash provided by (used in) operating activities	236,244	181,971	(19,412)
Cash flows from investing activities:
Purchases of short-term investments	(314,363)	(149,374)	(230,161)
Maturities of short-term investments	373,805	216,615	321,208
Investment and prepayment in long-term investments	(155,122)	(268,758)	(54,383)
Proceeds from disposal/refund of long-term investments	12,188	6,090	1,644
Purchases of property and equipment	(13,253)	(10,858)	(14,743)
Cash paid for business acquisition, net of cash acquired		(22,025)	(9,648)
Net cash provided by (used in) investing activities	(96,745)	(228,310)	13,917
Cash flows from financing activities:
Proceeds from IPO, net of commission			306,491
Payment of offering expenses			(5,213)
Proceeds from employee options exercised	4,183	7,822	1,508
Payment for ordinary shares and repurchase of vested options			(6,873)
Proceeds from sales of non-controlling interests in subsidiaries			968
Repayment of amount due to SINA		(2,863)	(269,042)
Payments to non-controlling shareholders	(1,148)
Net cash provided by financing activities	3,035	4,959	43,663
Effect of exchange rate changes on cash and cash equivalents	(15,208)	(6,045)	(2,402)
Net increase (decrease) in cash and cash equivalents	127,326	(47,425)	35,766
Cash and cash equivalents at the beginning of the year	237,440	284,865	249,099
Cash and cash equivalents at the end of the year	364,766	237,440	284,865
Supplemental disclosure of cash flow information
Cash paid for interest			(7,580)
Cash paid for income tax	(3,386)	(311)
Supplemental schedule of non-cash investing and financing activities
Conversion of preferred shares to ordinary shares			479,612
Property and equipment in accounts payable	2,158	2,532	2,420
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from Alibaba	29,759	10,673	(43,426)
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from Alibaba			15,300
Other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from other related parties	2,372	(15,313)	(16,589)
SINA
Changes in assets and liabilities, net of acquisition:
Amount due to (from) SINA	$ (30,753)	12,537	8,233
Interest on amount due to SINA			(4,742)
Cash flows from financing activities:
Funding from SINA			15,824
Repayment of amount due to SINA		$ (2,863)	(276,614)
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from SINA (Note 10)			$ 61,176